LAW OFFICES
Silver,  Freedman  &  Taff,  L.L.P.
A LIMITED LIABILITY PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS

3299 K STREET, N.W., SUITE 100
WASHINGTON, D.C. 20007
PHONE: (202) 295-4500
FAX: (202) 337-5502
WWW.SFTLAW.COM

October 5, 2011

VIA EDGAR

Michael Clampitt, Senior Counsel
Division of Corporation Finance
Securities and Exchange Commission
Mail Stop 4720
100 F Street, N.E.
Washington, D.C.  20549

Re:     Southern Missouri Bancorp, Inc.
Registration Statement on Form S-1
File No. 333-174113

Dear Mr. Clampitt:

Pursuant to the Securities Act of 1933, as amended, and the rules and regulations thereunder, on behalf of our client, Southern Missouri Bancorp, Inc. (the “Registrant”), we enclose herewith for filing Pre-Effective Amendment No. Two to the above-referenced registration statement.  We believe that all outstanding comments of the staff of the Securities and Exchange Commission on the registration statement were addressed in the Registrant’s correspondence filed on August 3, 2011.

If the staff has any questions or comments with respect to the enclosed amendment, please call me at (202) 295-4527 or Craig Scheer at (202) 295-4525.

Very truly yours,

/s/ Martin L. Meyrowitz

Martin L. Meyrowitz, P.C.

cc:	Michael Volley
Amit Pande
Jessica Livingston
Greg Steffens